Inventories	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventories

4.       Inventories:

The amounts shown in the consolidated balance sheets are analyzed as follows:

	December 31, 2022	December 31, 2023
Lubricants	$15,863	$13,945
Bunkers	51,299	48,417
Total	$67,162	$62,362